Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	281,897
Proposed Maximum Offering Price per Unit	7.46
Maximum Aggregate Offering Price	$ 2,102,951.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 290.42
Offering Note

(1)

Represents an aggregate of 281,897 shares of common stock, par value $0.001 per share (“Common Stock”), of Inogen, Inc. (the “Registrant”) consisting of (i) up to 131,897 shares of Common Stock issuable upon the vesting of time-based restricted stock units and (ii) up to 150,000 shares of Common Stock issuable upon the vesting of performance-based restricted stock units granted to two employees to induce such employees to accept employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4) (collectively, the “Inducement Awards”).

(2)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) also covers any additional shares of the Registrant’s Common Stock that may become issuable under the agreements governing the Inducement Awards to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or other similar transaction.

(3)

Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $7.46, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Global Select Market on April 28, 2026 (such date being within five business days of the date on which this Registration Statement was filed with the U.S. Securities and Exchange Commission).

(4)	The Registrant does not have any fee offsets.